Warrants - Activity (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrants.
Balance (in shares)	161,050	153,439
Obtained due to merger	(17,505)
Issued (in shares)	(138,215)	72,154
Exercised (in shares)	(177,723)	(64,542)
Cancelled (in shares)		(1)
Balance (in shares)	139,047	161,050